Supplementary cash flow information	12 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
Supplementary cash flow information	Supplementary cash flow information
Supplementary disclosure of cash flow information is provided in the table below:

Non-cash (credits) charges:

	2024	2023
	$	$

Depreciation and depletion	367,408	402,371
Impairment of long-lived assets (Note 9)	876,376	322,148
Gain on sale of mining interests (Note 9)	(56,115)	—
Deferred income tax recovery (Note 21)	(2,297)	(11,336)
Change in fair value of gold stream (Note 18)	26,825	12,300
Non-cash interest and financing expense	34,848	13,925
Gain on sale of shares in associate (Note 10)	(16,822)	—
Share-based payments (Note 14)	24,343	18,174
Loss on dilution of associate (Note 10)	8,984	943
Non-recoverable input taxes	9,684	2,198
Share of net income of associates (Note 10)	(2,630)	(19,871)
Unrealized losses on derivative instruments (Note 17)	2,630	4,500
Write-down of mining interests (Note 9)	636	19,905
Restructuring charges (Note 9)	—	12,151
Other	15,234	25,169
	1,289,104	802,577

Changes in non-cash working capital:

	2024	2023
	$	$

Accounts receivable and prepaids	(215)	147
Value-added and other tax receivables	(2,204)	(10,634)
Inventories	(130,339)	(24,331)
Accounts payable and accrued liabilities	(1,237)	(21,378)
Current income and other taxes payable	(21,184)	49,658
	(155,179)	(6,538)

Other exploration:

	2024	2023
	$	$

Fekola Mine, exploration	(4,428)	(3,728)
Masbate Mine, exploration	(3,649)	(3,808)
Otjikoto Mine, exploration	(7,825)	(3,863)
Goose Project, exploration	(28,864)	(10,595)
Finland Properties, exploration	(3,079)	(7,181)
Bakolobi Property, exploration	(344)	(8,665)
Dandoko Property, exploration	(1,279)	(6,097)
George Property, exploration	(9)	(5,131)
Menankoto Property, exploration	(805)	(12,262)
Bantako North Property, exploration	—	(9,523)
Other	(2,347)	(5,152)
	(52,629)	(76,005)
Non-cash investing and financing activities:

	2024	2023
	$	$

Share consideration received on sale of mining interests (Notes 9 and 10)	81,433	—
Interest capitalized to construction of qualifying assets	30,008	—
Change in current liabilities relating to mining interest expenditures	(8,625)	29,257
Change in current liabilities relating to deferred financing costs	4,059	—
Interest on loan to non-controlling interest	2,801	4,910
Share-based payments, capitalized to mining interests	1,129	694
Foreign exchange gains (losses) on Fekola equipment loan facility	545	(411)
Common shares issued on acquisition of Sabina Gold & Silver Corp. (Note 9)	—	925,375
Fair value of B2Gold replacement options issued on acquisition of Sabina Gold & Silver Corp. (Note 9)	—	5,075
Contingent consideration on purchase of Gramalote Property (Note 9)	—	14,297